Prepaid Expense	Jun. 30, 2015
Prepaid Expense and Other Assets [Abstract]
Prepaid Expense

NOTE 5 - PREPAID EXPENSE

Prepaid expenses represent prepaid legal fees. The services are to be delivered in less than one year. The prepaid portion is being amortized over the time period until the Company’s registration statement is declared effective by the Securities and Exchange Commission.